DEBT (Schedule of Notes Payable - Related Parties) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total		$ 1,000,000
Less unamortized discounts		(94,627)
Total, net		905,373
Related Party [Member]
Debt Instrument [Line Items]
Total		$ 267,000
Interest rate	3.00%	3.00%
Related Party [Member]
Debt Instrument [Line Items]
Total		$ 733,000
Interest rate	3.00%	3.00%